Intangible Assets and Goodwill (Tables)	6 Months Ended
Jul. 02, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill
At the end of fiscal years 2022 and 2021, the gross and net amounts of intangible assets were:

	2022			2021
(Dollars in Millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Patents and trademarks	$4,400	$(1,485)	$2,915	$4,705	$(1,350)	$3,355
Customer relationships	2,127	(1,063)	1,064	2,265	(1,021)	1,244
Other intangibles	1,343	(650)	693	1,377	(628)	749
Total definite-lived intangible assets	7,870	(3,198)	4,672	8,347	(2,999)	5,348
Indefinite-lived intangible assets:
Trademarks	5,122	—	5,122	5,291	—	5,291
Other	59	—	59	62	—	62
Total intangible assets, net	$13,051	$(3,198)	$9,853	$13,700	$(2,999)	$10,701
As of July 2, 2023 and January 1, 2023, the gross and net amounts of intangible assets were:

	July 2, 2023			January 1, 2023
(Dollars in Millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Patents and trademarks	$4,383	$(1,583)	$2,800	$4,400	$(1,485)	$2,915
Customer relationships	2,099	(1,087)	1,012	2,127	(1,063)	1,064
Other intangibles	1,348	(671)	677	1,343	(650)	693
Total definite-lived intangible assets	$7,830	$(3,341)	$4,489	$7,870	$(3,198)	$4,672
Indefinite-lived intangible assets:
Trademarks	5,128	—	5,128	5,122	—	5,122
Other	61	—	61	59	—	59
Total intangible assets, net	$13,019	$(3,341)	$9,678	$13,051	$(3,198)	$9,853

Intangible Asset Amortization Expense
The estimated amortization expense before tax for the five succeeding years is approximately:

(Dollars in Millions)
2023	2024	2025	2026	2027
$314	$304	$280	$276	$272
Amortization expense, which was included in Cost of Sales, for the Company’s amortizable assets was as follows:

	Fiscal Three Months Ended		Fiscal Six Months Ended
(Dollars in Millions)	July 2, 2023	July 3, 2022	July 2, 2023	July 3, 2022
Trademarks	$53	$48	$94	$98
Other intangible assets	26	41	66	84
Total Amortization expense	$79	$89	$160	$182

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The estimated amortization expense before tax for the remainder of 2023 and the five succeeding years is approximately:

(Dollars in Millions)
Remainder of 2023	2024	2025	2026	2027	2028
$157	$306	$282	$273	$274	$270

Goodwill
Goodwill by reportable segment is as follows:

(Dollars in Millions)	Consumer Health Business	Self Care	Skin Health and Beauty	Essential Health	Total
Goodwill at January 3, 2021	$10,326	$—	$—	$—	$10,326
Currency translation/other	(516)	—	—	—	(516)
Goodwill at January 2, 2022	$9,810	$—	$—	$—	$9,810
Currency translation/other	(664)	—	—	—	(664)
Goodwill at July 3, 2022	$9,146	$—	$—	$—	$9,146
Realignment of segment goodwill	(9,146)	5,193	2,334	1,619	—
Currency translation/other	—	1	31	7	39
Goodwill at January 1, 2023	$—	$5,194	$2,365	$1,626	$9,185
Goodwill by reportable segment was as follows:

(Dollars in Millions)	Self Care	Skin Health and Beauty	Essential Health	Total
Goodwill at January 1, 2023	$5,194	$2,365	$1,626	$9,185
Currency translation/other	(39)	(76)	11	(104)
Goodwill at July 2, 2023	$5,155	$2,289	$1,637	$9,081